N-2 - USD ($)		3 Months Ended								12 Months Ended
		Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2025
Cover [Abstract]
Entity Central Index Key										0001322436
Amendment Flag										false
Document Type										N-CSR
Entity Registrant Name										Eaton Vance Tax-Managed Buy-Write Opportunities Fund
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Common shareholder transaction expenses
Sales load paid by you (as a percentage of offering price)	— 1
Offering expenses (as a percentage of offering price)	None 2
Dividend reinvestment plan fees	$5.00 3
1
    If common shares are sold to or through underwriters, the Prospectus Supplement will set forth any applicable sales load.
2
    Eaton Vance Management (“EVM”) will pay the expenses of the offering (other than the applicable commissions); therefore, offering expenses are not included in the Summary of Fund Expenses. Offering expenses generally include, but are not limited to, the preparation, review and filing with the SEC of the Fund’s registration statement (including its current Prospectus Supplement, the accompanying Prospectus and Statement of Additional Information (“SAI”)), the preparation, review and filing of any associated marketing or similar materials, costs associated with the printing, mailing or other distribution of its current Prospectus Supplement, the accompanying Prospectus, SAI and/or marketing materials, associated filing fees, stock exchange listing fees, and legal and auditing fees associated with the offering.
3
    You will be charged a $5.00 service charge and pay brokerage charges if you direct the plan agent to sell your common shares held in a dividend reinvestment account.

Sales Load [Percent]	[1]									0.00%
Dividend Reinvestment and Cash Purchase Fees	[2]									$ 5
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[3]									0.00%
Annual Expenses [Table Text Block]
Annual expenses	Percentage of net assets attributable to common shares 4
Investment adviser fee	1.00% 5
Other expenses	0.08
Total annual Fund operating expenses	1.08%
4
    Stated as a percentage of average net assets attributable to common shares for the year ended December 31, 2025.
5
    The investment adviser fee paid by the Fund to EVM is based on the average daily gross assets of the Fund, including all assets attributable to any form of investment leverage that the Fund may utilize. Accordingly, if the Fund were to utilize investment leverage in the future, the investment adviser fee will increase as a percentage of net assets.

Management Fees [Percent]	[4],[5]									1.00%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[4]									0.08%
Total Annual Expenses [Percent]	[4]									1.08%
Expense Example [Table Text Block]
Example
The following Example illustrates the expenses that common shareholders would pay on a $1,000 investment in common shares, assuming (i) total annual expenses of 1.08% of net assets attributable to common shares in years 1 through 10; (ii) a 5% annual return; and (iii) all distributions are reinvested at NAV:
1 Year	3 Years	5 Years	10 Years
$11	$34	$60	$132
The above table and example and the assumption in the example of a 5% annual return are required by regulations of the U.S. Securities and Exchange Commission (“SEC”) that are applicable to all investment companies; the assumed 5% annual return is not a prediction of, and does not represent, the projected or actual performance of the Fund’s common shares. In addition, while the example assumes reinvestment of all dividends and distributions at NAV, participants in the Fund’s dividend reinvestment plan may receive common shares purchased or issued at a price or value different from NAV. The example does not include sales load or estimated offering costs, which would cause the expenses shown in the example to increase.
The example should not be considered a representation of past or future expenses, and the Fund’s actual expenses may be greater or less than those shown. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

Expense Example, Year 01										$ 11
Expense Example, Years 1 to 3										34
Expense Example, Years 1 to 5										60
Expense Example, Years 1 to 10										$ 132
Purpose of Fee Table , Note [Text Block]										The purpose of the table below is to help you understand all fees and expenses that you, as a common shareholder, would bear directly or indirectly. The table shows Fund expenses as a percentage of net assets attributable to common shares for the year ended December 31, 2025.
Basis of Transaction Fees, Note [Text Block]										as a percentage of offering price
Other Transaction Fees, Note [Text Block]										Eaton Vance Management (“EVM”) will pay the expenses of the offering (other than the applicable commissions); therefore, offering expenses are not included in the Summary of Fund Expenses. Offering expenses generally include, but are not limited to, the preparation, review and filing with the SEC of the Fund’s registration statement (including its current Prospectus Supplement, the accompanying Prospectus and Statement of Additional Information (“SAI”)), the preparation, review and filing of any associated marketing or similar materials, costs associated with the printing, mailing or other distribution of its current Prospectus Supplement, the accompanying Prospectus, SAI and/or marketing materials, associated filing fees, stock exchange listing fees, and legal and auditing fees associated with the offering.
Management Fee not based on Net Assets, Note [Text Block]										The investment adviser fee paid by the Fund to EVM is based on the average daily gross assets of the Fund, including all assets attributable to any form of investment leverage that the Fund may utilize. Accordingly, if the Fund were to utilize investment leverage in the future, the investment adviser fee will increase as a percentage of net assets.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Investment Objectives.
The Fund’s primary investment objective is to provide current income and gains, with a secondary objective of capital appreciation. In pursuing its investment objectives, the Fund will evaluate returns on an after-tax basis, seeking to minimize and defer shareholder federal income taxes.
Principal Strategies.
Under normal market conditions, the Fund’s investment program consists primarily of: (1) owning a diversified portfolio of common stocks, a segment of which (“Segment One”) seeks to exceed the total return performance of the S&P 500® Composite Stock Price Index (the “S&P 500®”) and a segment of which (“Segment Two”) seeks to exceed the total return performance of the NASDAQ-100® Index (the “NASDAQ-100®”); and (2) selling on a continuous basis S&P 500® call options on at least 80% of the value of Segment One and NASDAQ-100® call options on at least 80% of the value of Segment Two. Under normal market conditions, the Fund invests at least 80% of its total assets in a diversified portfolio of common stocks, designated segments of which seek to exceed the total return performance of the S&P 500® and the NASDAQ-100®.
Due to tax considerations, the Fund intends to limit the overlap between its stock portfolio holdings (and any subset thereof) and each of the S&P 500® and the NASDAQ-100® to less than 70% on an ongoing basis. The Fund’s stock holdings may include stocks not included in either index. Under normal market conditions, the Fund expects to sell on a continuous basis S&P 500® call options on at least 80% of the value of Segment One and NASDAQ-100® call options on at least 80% of the value of Segment Two. Under normal market conditions, at least 80% of the value of the Fund’s total assets will be subject to written index call options.
The Fund invests primarily in common stocks of U.S. issuers. The Fund may invest up to 10% of its total assets in securities of foreign issuers, including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). The Fund may invest up to 5% of its total assets in securities of emerging market issuers. The Fund normally expects that its assets will be invested across a broad range of industries and market sectors. Investing in NASDAQ-100® stocks may result in significant exposure to companies in the technology sector, including software and technology services companies, companies that manufacture technology hardware and interactive media companies. The Fund may invest a portion of its assets in stocks of mid-capitalization companies.
In addition to writing index call options, the Fund may invest up to 20% of its total assets in derivative instruments acquired for hedging, risk management and investment purposes (to gain exposure to securities, securities markets, markets indices and/or currencies consistent with its investment objectives and policies), provided that no more than 10% of the Fund’s total assets may be invested in such derivative instruments acquired for non-hedging purposes. To seek to protect against price declines in securities holdings with large accumulated gains, the Fund may use various hedging techniques (such as the purchase and sale of futures contracts on stocks and stock indices and options thereon, equity swaps, covered short sales, forward sales of stocks and the purchase and sale of forward currency exchange contracts and currency futures).
During unusual market conditions, the Fund may invest up to 100% of its assets in cash or cash equivalents temporarily, which may be inconsistent with its investment objectives, principal strategies and other policies.

Risk Factors [Table Text Block]
Principal Risks
Market Discount Risk.
The shares of closed-end management investment companies often trade at a discount from their net asset value, and the Fund’s common shares may likewise trade at a discount from net asset value. The trading price of the Fund’s common shares may be less than the public offering price. The returns earned by common shareholders who purchased their common shares in this offering and sell their common shares below net asset value will be reduced.
Investment and Market Risk.
An investment in the Fund’s common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in common shares represents an indirect investment in the securities owned by the Fund, which are generally traded on a securities exchange or in the over-the-counter markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. In addition, by writing (selling) call options on the equity securities held in the Fund’s portfolio, the capital appreciation potential of such securities will be limited to the difference between the exercise price of the call options written and the purchase price of the equity security underlying such options. The common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of distributions.
The value of investments held by the Fund may increase or decrease in response to economic, political and financial or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in reaction to changing market conditions. Actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, such as decreases or increases in short-term interest rates, could cause high volatility in markets. Monetary and/or fiscal actions taken by U.S. or foreign governments to stimulate or stabilize the global economy may not be effective and could lead to high market volatility. No active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.
Issuer Risk.
The value of securities held by the Fund may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
Equity Risk.
Under normal market conditions, the Fund invests in a diversified portfolio of common stocks, which are a type of equity investment. The value of equity investments and related instruments may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest rate, currency, and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer- and sector-specific considerations; and other factors. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatility in returns. An adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. In addition, common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common equity securities in which the Fund will invest are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. Finally, common stock prices may be sensitive to rising interest rates, as the costs of capital rise and borrowing costs increase. Market conditions may affect certain types of stocks to a greater extent than other types of stocks. If the stock market declines, the value of Fund shares will also likely decline. Although stock prices can rebound, there is no assurance that values will return to previous levels.
Preferred stocks and other hybrid securities in which the Fund may invest may also be sensitive to changes in interest rates; when interest rates rise, their value will generally fall. Hybrid securities generally possess characteristics common to both equity and debt securities. Preferred stocks, convertible securities, and certain debt obligations are types of hybrid securities. Hybrid securities generally have a preference over common stock in the event of the issuer’s liquidation and perpetual or near perpetual terms at time of issuance. Hybrid securities generally do not have voting rights or have limited voting rights. Because hybrid securities have both debt and equity characteristics, their values vary in response to many factors, including general market and economic conditions, issuer- specific events, changes in interest rates, credit spreads and the credit quality of the issuer, and, for convertible securities, factors affecting the securities into which they convert.
Risk of Selling Index Call Options.
The purchaser of an index call option has the right to any appreciation in the value of the index over the exercise price of the call option as of the valuation date of the option. Because their exercise is settled in cash, sellers of index call options such as the Fund cannot provide in advance for their potential settlement obligations by acquiring and holding the underlying securities. The Fund intends to mitigate the risks of its options activities by holding a diversified portfolio of stocks that the Fund’s investment adviser believes collectively approximate the characteristics of the indices on which options are written. The Fund will not, however, hold stocks that fully replicate the indices on which it writes call options. Due to tax considerations, the Fund intends to limit the overlap between its stock holdings (and any subset thereof) and each index on which it has outstanding options positions to less than 70% on an ongoing basis. The Fund’s stock holdings will normally include stocks not included in the index on which it writes call options. Consequently, the Fund bears the risk that the performance of its stock portfolio will vary from the performance of the indices on which it writes call options. As the writer of index call options, the Fund will forgo, during the option’s life, the opportunity to profit from increases in the value of the applicable index above the sum of the option premium received and the exercise price of the call option, but retains the risk of loss, minus the option premium received, should the value of the applicable index decline. When a call option is exercised, the Fund will be required to deliver an amount of cash determined by the excess of the value of the applicable index at contract termination over the exercise price of the option. If the value of the index increases over the option’s life, the premium income generated from selling the index call option may not be enough to compensate for the difference between the exercise price of the index call option and the increased index value. Thus, the exercise of index call options sold by the Fund may require the Fund to sell portfolio securities to generate cash at inopportune times or for unattractive prices and the Fund may lose money. The trading price of options may be adversely affected if the market for such options becomes less liquid or smaller. The Fund may close out a call option by buying the option instead of letting it expire or be exercised. There can be no assurance that a liquid market will exist when the Fund seeks to close out a call option position by buying the option.
Derivatives Risk.
The Fund’s exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The use of derivatives can lead to losses because of adverse movements in the price or value of the security, instrument, index, currency, commodity, economic indicator or event underlying a derivative (“reference instrument”), due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create leverage in the Fund, which represents a non-cash exposure to the underlying reference instrument. Leverage can increase both the risk and return potential of the Fund. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. Use of derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Changes in the value of a derivative (including one used for hedging) may not correlate perfectly with the underlying reference instrument. Derivative instruments traded in over-the-counter markets may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying reference instrument. If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in (or be unable to achieve) the return of collateral or other assets held by the counterparty. The loss on derivative transactions may substantially exceed the initial investment. A derivative investment also involves the risks relating to the reference instrument underlying the investment.
Tax Risk.
Although the Fund seeks to minimize and defer the federal income taxes incurred by common shareholders in connection with their investment in the Fund, there can be no assurance that it will be successful in this regard. Market conditions may limit the Fund’s ability to generate tax losses or to generate income taxed at favorable tax rates. The Fund’s tax-managed strategy may cause the Fund to hold a security in order to achieve more favorable tax-treatment or to sell a security in order to create tax losses. The Fund’s ability to utilize various tax-management techniques may be curtailed or eliminated in the future by tax legislation, regulation or interpretations. Distributions paid on the common shares may be characterized variously as net investment income (taxable at ordinary income rates), qualified dividends and capital gains dividends (each taxable at long-term capital gains rates) or return of capital (not currently taxable). The ultimate tax characterization of the Fund’s distributions made in a calendar year may not finally be determined until after the end of that calendar year. Distributions to a common shareholder that are a return of capital will be tax free up to the amount of the common shareholder’s current tax basis in his or her common shares, with any distribution amounts exceeding such basis treated as capital gain on a deemed sale of common shares. Common shareholders are required to reduce their tax basis (not below zero) in common shares by the amount of tax-free return of capital distributions received, thereby increasing the amount of capital gain (or decreasing the amount of capital loss) to be recognized upon a later disposition of the common shares. In order for Fund distributions of qualified dividend income to be taxable at favorable long-term capital gains rates, the Fund must meet certain holding period and other requirements with respect to the dividend-paying stock in its portfolio, and a common shareholder must meet certain prescribed holding period and other requirements with respect to his or her common shares. If positions held by the Fund were treated as “straddles” for federal income tax purposes, dividends on such positions would not constitute qualified dividend income subject to favorable income tax treatment. Gain or loss on positions in a straddle are subject to special (and generally disadvantageous) rule.
Foreign Investment Risk.
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country against a particular country or countries, organizations, entities and/or individuals. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States, and as a result, Fund share values may be more volatile. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Depositary receipts are subject to many of the risks associated with investing directly in foreign instruments, including the political and economic risks of the underlying issuer’s country and, in the case of depositary receipts traded on foreign markets, currency risk.
Emerging Markets Investment Risk.
Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. Emerging market securities often involve greater risks than developed market securities. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets.
Currency Risk.
Exchange rates for currencies fluctuate daily. The value of foreign investments may be affected favorably or unfavorably by changes in currency exchange rates in relation to the U.S. dollar. Currency markets generally are not as regulated as securities markets and currency transactions are subject to settlement, custodial and other operational risks.
Liquidity Risk.
The Fund is exposed to liquidity risk when trading volume, lack of a market maker or trading partner, large position size, market conditions, or legal restrictions impair its ability to sell particular investments or to sell them at advantageous market prices. Consequently, the Fund may have to accept a lower price to sell an investment or continue to hold it or keep the position open, sell other investments to raise cash or abandon an investment opportunity, any of which could have a negative effect on the Fund’s performance. These effects may be exacerbated during times of financial or political stress.
Interest Rate Risk.
The premiums from writing index call options and the amounts available for distribution from the Fund’s options activity may decrease in declining interest rate environments. Any preferred stocks paying fixed dividend rates in which the Fund invests, will likely change in value as market interest rates change. When interest rates rise, the market value of such securities generally will fall. To the extent that the Fund invests in preferred stocks, the net asset value and price of the Fund’s common shares may decline if market interest rates rise. During periods of declining interest rates, an issuer of preferred stock may exercise its option to redeem securities prior to maturity, forcing the Fund to reinvest in lower yielding securities. This is known as call risk. During periods of rising interest rates, the average life of
certain types of securities may be extended because of slower than expected payments. This may lock in a below market yield, increase the security’s duration, and reduce the value of the security. This is known as extension risk. The value of the Fund’s common stock investments may also be influenced by changes in interest rates.
Inflation Risk.
Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the common shares and distributions thereon can decline.
Dividend Capture Trading Risk.
The use of dividend capture strategies will expose the Fund to higher portfolio turnover, increased trading costs and potential for capital loss or gain, including short-term capital gain taxable as ordinary income, particularly in the event of significant short-term price movements of stocks subject to dividend capture trading.
Risk of Investing in Smaller and Mid-Sized Companies.
The Fund may make investments in stocks of companies whose market capitalization is considered middle sized or “mid-cap.” Smaller and mid-sized companies often are newer or less established companies than larger companies. Investments in smaller and mid-sized companies carry additional risks because earnings of these companies tend to be less predictable; they often have limited product lines, markets, distribution channels or financial resources; and the management of such companies may be dependent upon one or a few key people. The market movements of equity securities of smaller and mid-sized companies may be more abrupt or erratic than the market movements of equity securities of larger, more established companies or the stock market in general. Historically, smaller and mid-sized companies have sometimes gone through extended periods when they did not perform as well as larger companies. In addition, equity securities of smaller and mid-sized companies generally are less liquid than those of larger companies. This means that the Fund could have greater difficulty selling such securities at the time and price that the Fund would like.
Focused Investment Risk.
To the extent the Fund has substantial investments in a relatively small number of securities or issuers, or a particular market, industry, group of industries, country, region, group of countries, asset class or sector, the Fund’s performance will be more susceptible to any single economic, market, political, or regulatory occurrence affecting those particular securities or issuers or that particular market, industry, group of industries, country, region, group of countries, assets class, or sector than a fund that invests more broadly.
Risks of Investing in the Technology Sector.
The Fund may invest a significant portion of its assets in the technology sector. This sector can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions. The Fund’s net asset value may be affected by events that adversely affect this sector and may fluctuate more than that of a fund with broader exposure. As the percentage of the Fund’s assets invest in a particular sector increases, so does the potential for fluctuation in the net asset value of common shares.
Risks of Growth Stock Investing.
The Fund invests substantially in stocks with “growth” characteristics. Growth stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Growth stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, growth stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.
Financial Leverage Risk.
Although the Fund has no current intention to do so, the Fund is authorized to utilize leverage through the issuance of preferred shares and/or borrowings, including the issuance of debt securities. In the event that the Fund determines in the future to utilize investment leverage, there can be no assurance that such a leveraging strategy will be successful during any period in which it is employed. Leverage creates risks for common shareholders, including the likelihood of greater volatility of net asset value and market price of the common shares and the risk that fluctuations in distribution rates on any preferred shares or fluctuations in borrowing costs may affect the return to common shareholders. To the extent the income derived from securities purchased with proceeds received from leverage exceeds the cost of leverage, the Fund’s distributions will be greater than if leverage had not been used. Conversely, if the income from the securities purchased with such proceeds is not sufficient to cover the cost of leverage, the amount available for distribution to common shareholders will be less than if leverage had not been used. In the latter case, Eaton Vance, in its best judgment, may nevertheless determine to maintain the Fund’s leveraged position if it deems such action to be appropriate. The costs of an offering of preferred shares and/or a borrowing program would be borne by common shareholders and consequently would result in a reduction of the net asset value of common shares. In addition, the advisory fees paid to Eaton Vance will be calculated on the basis of the Fund’s average daily gross assets, including proceeds from the issuance of preferred shares and/or borrowings, so the fees will be higher when leverage is utilized. In this regard, holders of preferred shares do not bear the investment adviser fee. Rather, common shareholders bear the portion of the investment adviser fee attributable to the assets purchased with the proceeds of the preferred shares offering.
Management Risk.
The Fund is subject to management risk because it is actively managed. Eaton Vance, Parametric and the individual portfolio managers invest the assets of the Fund as they deem appropriate in implementing the Fund’s investment strategy. Accordingly, the success of the Fund depends upon the investment skills and analytical abilities of Eaton Vance and the individual portfolio managers to develop and effectively implement strategies that achieve the Fund’s investment objectives. There is no assurance that Eaton Vance and the individual portfolio managers will be successful in developing and implementing the Fund’s investment strategy. Subjective decisions made by Eaton Vance and the individual portfolio managers may cause the Fund to incur losses or to miss profit opportunities.
Risks Associated with Active Management.
The success of the Fund’s investment strategy depends on portfolio management’s successful application of analytical skills and investment judgment. Active management involves subjective decisions and there is no guarantee that such decisions will produce the desired results or expected returns.
Recent Market Conditions.
Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be diminishing, which may impact such economies and markets in ways that cannot be foreseen at this time.
The U.S. government and the U.S. Federal Reserve, as well as certain foreign governments and central banks, have from time to time taken steps to support financial markets. The U.S. government and the U.S. Federal Reserve may, conversely, reduce market support activities, including by taking action intended to increase certain interest rates. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. Changes in government activities in this regard, such as changes in interest rate policy, can negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests.
Some countries, including the United States, have adopted more protectionist trade policies. Slowing global
economic growth, the rise in protectionist trade policies, changes to some major international trade agreements, risks associated with the trade agreement between the United Kingdom and the European Union, and the risks associated with trade negotiations between the United States and China, could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, the current strength of the U.S. dollar may decrease foreign demand for U.S. assets, which could have a negative impact on certain issuers and/or industries.
Regulators in the United States have proposed and adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly adopted regulations is not currently known. Additionally, it is not currently known whether any of the proposed regulations will be adopted. However, due to the scope of regulations being proposed and adopted, certain of these changes to regulation could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for it to operate, or adversely impact performance.
Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East, or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.
There is widespread concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impact of climate change in ways that cannot be foreseen. The impact of legislation, regulation and international accords related to climate change may negatively impact certain issuers and/or industries.
Cybersecurity Risk.
With the increased use of technologies by Fund service providers to conduct business, such as the Internet, the Fund is susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cybersecurity failures by or breaches of the Fund’s investment adviser or administrator and other service providers (including, but not limited to, the custodian or transfer agent), and the issuers of securities in which the Fund invests, may disrupt and otherwise adversely affect their business operations. This may result in financial losses to the Fund, impede Fund trading, interfere with the Fund’s ability to calculate its net asset value, interfere with the Fund’s ability to transact business or cause violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.
Geopolitical Risk.
The increasing interconnectivity between global economies and markets increases the likelihood that events or conditions in one country, region, sector, industry or market or with respect to one company, may adversely impact issuers in a different country, region, sector, industry or market. For example, adverse developments in the banking or financial services sector could impact companies operating in various sectors or industries and adversely impact the Fund’s investments. Securities in a Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political discord, war or debt crises and downgrades, among others, may result in market volatility and may have short and/or long term effects on both the U.S. and global financial markets. Other financial, economic and other global market and social developments or disruptions may result in similar adverse circumstances, and it is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Such global events may negatively impact broad segments of businesses and populations, cause a significant negative impact on the performance of the Fund’s investments, adversely affect and increase the volatility of the Fund’s share price and/or exacerbate pre-existing political, social and economic risks to the Fund. The Fund’s operations may be interrupted and any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. There is a risk that you may lose money by investing in the Fund.
Market Disruption.
Global instability, war, geopolitical tensions and terrorist attacks in the United States and around the world have previously resulted, and may continue to result in market volatility and may have long-term effects on the United States and worldwide financial markets and may cause further economic uncertainties in the United States and worldwide. The Fund cannot predict the effects of significant future events on the global economy and securities markets. A similar disruption of the financial markets could impact interest rates, auctions, secondary trading, ratings, credit risk, inflation and other factors relating to the common shares.
Anti-Takeover Provisions.
The Fund’s Agreement and Declaration of Trust and Amended and Restated By-Laws include provisions that could have the effect of making it more difficult to acquire control of the Fund and/or to change the composition of its Board.
General Fund Investing Risk.
The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objectives. It is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Share Price [Table Text Block]
The following table sets forth for each of the periods indicated the high and low closing market prices for the common shares on the New York Stock Exchange, and the corresponding NAV per
share and the premium or discount to NAV per share at which the Fund’s common shares were trading as of such date.
	Market Price ($)		NAV per Share on Date of Market Price ($)		NAV Premium/(Discount) on Date of Market Price (%)
Fiscal Quarter Ended	High	Low	High	Low	High	Low
December 31, 2025	14.56	13.72	15.54	14.95	(6.31)	(8.23)
September 30, 2025	14.27	13.62	15.21	14.51	(6.18)	(6.13)
June 30, 2025	13.87	11.53	14.49	12.60	(4.28)	(8.49)
March 31, 2025	14.63	13.21	15.24	13.87	(4.00)	(4.76)
December 31, 2024	14.58	13.61	15.33	14.47	(4.89)	(5.94)
September 30, 2024	13.91	12.65	14.52	13.35	(4.20)	(5.24)
June 30, 2024	13.67	12.52	14.26	13.40	(4.14)	(6.57)
March 31, 2024	13.13	12.17	13.98	13.09	(6.08)	(7.03)

Latest Premium (Discount) to NAV [Percent]	[6]									(8.30%)
Market Discount Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Discount Risk.
The shares of closed-end management investment companies often trade at a discount from their net asset value, and the Fund’s common shares may likewise trade at a discount from net asset value. The trading price of the Fund’s common shares may be less than the public offering price. The returns earned by common shareholders who purchased their common shares in this offering and sell their common shares below net asset value will be reduced.

Investment and Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investment and Market Risk.
An investment in the Fund’s common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in common shares represents an indirect investment in the securities owned by the Fund, which are generally traded on a securities exchange or in the over-the-counter markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. In addition, by writing (selling) call options on the equity securities held in the Fund’s portfolio, the capital appreciation potential of such securities will be limited to the difference between the exercise price of the call options written and the purchase price of the equity security underlying such options. The common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of distributions.
The value of investments held by the Fund may increase or decrease in response to economic, political and financial or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in reaction to changing market conditions. Actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, such as decreases or increases in short-term interest rates, could cause high volatility in markets. Monetary and/or fiscal actions taken by U.S. or foreign governments to stimulate or stabilize the global economy may not be effective and could lead to high market volatility. No active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.

Issuer Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Issuer Risk.
The value of securities held by the Fund may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Equity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Equity Risk.
Under normal market conditions, the Fund invests in a diversified portfolio of common stocks, which are a type of equity investment. The value of equity investments and related instruments may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest rate, currency, and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer- and sector-specific considerations; and other factors. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatility in returns. An adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. In addition, common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common equity securities in which the Fund will invest are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. Finally, common stock prices may be sensitive to rising interest rates, as the costs of capital rise and borrowing costs increase. Market conditions may affect certain types of stocks to a greater extent than other types of stocks. If the stock market declines, the value of Fund shares will also likely decline. Although stock prices can rebound, there is no assurance that values will return to previous levels.
Preferred stocks and other hybrid securities in which the Fund may invest may also be sensitive to changes in interest rates; when interest rates rise, their value will generally fall. Hybrid securities generally possess characteristics common to both equity and debt securities. Preferred stocks, convertible securities, and certain debt obligations are types of hybrid securities. Hybrid securities generally have a preference over common stock in the event of the issuer’s liquidation and perpetual or near perpetual terms at time of issuance. Hybrid securities generally do not have voting rights or have limited voting rights. Because hybrid securities have both debt and equity characteristics, their values vary in response to many factors, including general market and economic conditions, issuer- specific events, changes in interest rates, credit spreads and the credit quality of the issuer, and, for convertible securities, factors affecting the securities into which they convert.

Risk of Selling Index Call Options [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risk of Selling Index Call Options.
The purchaser of an index call option has the right to any appreciation in the value of the index over the exercise price of the call option as of the valuation date of the option. Because their exercise is settled in cash, sellers of index call options such as the Fund cannot provide in advance for their potential settlement obligations by acquiring and holding the underlying securities. The Fund intends to mitigate the risks of its options activities by holding a diversified portfolio of stocks that the Fund’s investment adviser believes collectively approximate the characteristics of the indices on which options are written. The Fund will not, however, hold stocks that fully replicate the indices on which it writes call options. Due to tax considerations, the Fund intends to limit the overlap between its stock holdings (and any subset thereof) and each index on which it has outstanding options positions to less than 70% on an ongoing basis. The Fund’s stock holdings will normally include stocks not included in the index on which it writes call options. Consequently, the Fund bears the risk that the performance of its stock portfolio will vary from the performance of the indices on which it writes call options. As the writer of index call options, the Fund will forgo, during the option’s life, the opportunity to profit from increases in the value of the applicable index above the sum of the option premium received and the exercise price of the call option, but retains the risk of loss, minus the option premium received, should the value of the applicable index decline. When a call option is exercised, the Fund will be required to deliver an amount of cash determined by the excess of the value of the applicable index at contract termination over the exercise price of the option. If the value of the index increases over the option’s life, the premium income generated from selling the index call option may not be enough to compensate for the difference between the exercise price of the index call option and the increased index value. Thus, the exercise of index call options sold by the Fund may require the Fund to sell portfolio securities to generate cash at inopportune times or for unattractive prices and the Fund may lose money. The trading price of options may be adversely affected if the market for such options becomes less liquid or smaller. The Fund may close out a call option by buying the option instead of letting it expire or be exercised. There can be no assurance that a liquid market will exist when the Fund seeks to close out a call option position by buying the option.

Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Derivatives Risk.
The Fund’s exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The use of derivatives can lead to losses because of adverse movements in the price or value of the security, instrument, index, currency, commodity, economic indicator or event underlying a derivative (“reference instrument”), due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create leverage in the Fund, which represents a non-cash exposure to the underlying reference instrument. Leverage can increase both the risk and return potential of the Fund. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. Use of derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Changes in the value of a derivative (including one used for hedging) may not correlate perfectly with the underlying reference instrument. Derivative instruments traded in over-the-counter markets may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying reference instrument. If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in (or be unable to achieve) the return of collateral or other assets held by the counterparty. The loss on derivative transactions may substantially exceed the initial investment. A derivative investment also involves the risks relating to the reference instrument underlying the investment.

Tax Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Tax Risk.
Although the Fund seeks to minimize and defer the federal income taxes incurred by common shareholders in connection with their investment in the Fund, there can be no assurance that it will be successful in this regard. Market conditions may limit the Fund’s ability to generate tax losses or to generate income taxed at favorable tax rates. The Fund’s tax-managed strategy may cause the Fund to hold a security in order to achieve more favorable tax-treatment or to sell a security in order to create tax losses. The Fund’s ability to utilize various tax-management techniques may be curtailed or eliminated in the future by tax legislation, regulation or interpretations. Distributions paid on the common shares may be characterized variously as net investment income (taxable at ordinary income rates), qualified dividends and capital gains dividends (each taxable at long-term capital gains rates) or return of capital (not currently taxable). The ultimate tax characterization of the Fund’s distributions made in a calendar year may not finally be determined until after the end of that calendar year. Distributions to a common shareholder that are a return of capital will be tax free up to the amount of the common shareholder’s current tax basis in his or her common shares, with any distribution amounts exceeding such basis treated as capital gain on a deemed sale of common shares. Common shareholders are required to reduce their tax basis (not below zero) in common shares by the amount of tax-free return of capital distributions received, thereby increasing the amount of capital gain (or decreasing the amount of capital loss) to be recognized upon a later disposition of the common shares. In order for Fund distributions of qualified dividend income to be taxable at favorable long-term capital gains rates, the Fund must meet certain holding period and other requirements with respect to the dividend-paying stock in its portfolio, and a common shareholder must meet certain prescribed holding period and other requirements with respect to his or her common shares. If positions held by the Fund were treated as “straddles” for federal income tax purposes, dividends on such positions would not constitute qualified dividend income subject to favorable income tax treatment. Gain or loss on positions in a straddle are subject to special (and generally disadvantageous) rule.

Foreign Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Foreign Investment Risk.
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country against a particular country or countries, organizations, entities and/or individuals. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States, and as a result, Fund share values may be more volatile. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Depositary receipts are subject to many of the risks associated with investing directly in foreign instruments, including the political and economic risks of the underlying issuer’s country and, in the case of depositary receipts traded on foreign markets, currency risk.

Emerging Markets Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Emerging Markets Investment Risk.
Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. Emerging market securities often involve greater risks than developed market securities. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets.

Currency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Currency Risk.
Exchange rates for currencies fluctuate daily. The value of foreign investments may be affected favorably or unfavorably by changes in currency exchange rates in relation to the U.S. dollar. Currency markets generally are not as regulated as securities markets and currency transactions are subject to settlement, custodial and other operational risks.

Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Liquidity Risk.
The Fund is exposed to liquidity risk when trading volume, lack of a market maker or trading partner, large position size, market conditions, or legal restrictions impair its ability to sell particular investments or to sell them at advantageous market prices. Consequently, the Fund may have to accept a lower price to sell an investment or continue to hold it or keep the position open, sell other investments to raise cash or abandon an investment opportunity, any of which could have a negative effect on the Fund’s performance. These effects may be exacerbated during times of financial or political stress.

Inflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Inflation Risk.
Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the common shares and distributions thereon can decline.

Dividend Capture Trading Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Dividend Capture Trading Risk.
The use of dividend capture strategies will expose the Fund to higher portfolio turnover, increased trading costs and potential for capital loss or gain, including short-term capital gain taxable as ordinary income, particularly in the event of significant short-term price movements of stocks subject to dividend capture trading.

Risk of Investing in Smaller and Mid-Sized Companies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risk of Investing in Smaller and Mid-Sized Companies.
The Fund may make investments in stocks of companies whose market capitalization is considered middle sized or “mid-cap.” Smaller and mid-sized companies often are newer or less established companies than larger companies. Investments in smaller and mid-sized companies carry additional risks because earnings of these companies tend to be less predictable; they often have limited product lines, markets, distribution channels or financial resources; and the management of such companies may be dependent upon one or a few key people. The market movements of equity securities of smaller and mid-sized companies may be more abrupt or erratic than the market movements of equity securities of larger, more established companies or the stock market in general. Historically, smaller and mid-sized companies have sometimes gone through extended periods when they did not perform as well as larger companies. In addition, equity securities of smaller and mid-sized companies generally are less liquid than those of larger companies. This means that the Fund could have greater difficulty selling such securities at the time and price that the Fund would like.

Focused Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Focused Investment Risk.
To the extent the Fund has substantial investments in a relatively small number of securities or issuers, or a particular market, industry, group of industries, country, region, group of countries, asset class or sector, the Fund’s performance will be more susceptible to any single economic, market, political, or regulatory occurrence affecting those particular securities or issuers or that particular market, industry, group of industries, country, region, group of countries, assets class, or sector than a fund that invests more broadly.

Risks of Investing in the Technology Sector [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks of Investing in the Technology Sector.
The Fund may invest a significant portion of its assets in the technology sector. This sector can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions. The Fund’s net asset value may be affected by events that adversely affect this sector and may fluctuate more than that of a fund with broader exposure. As the percentage of the Fund’s assets invest in a particular sector increases, so does the potential for fluctuation in the net asset value of common shares.

Risks of Growth Stock Investing [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks of Growth Stock Investing.
The Fund invests substantially in stocks with “growth” characteristics. Growth stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Growth stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, growth stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

Financial Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Financial Leverage Risk.
Although the Fund has no current intention to do so, the Fund is authorized to utilize leverage through the issuance of preferred shares and/or borrowings, including the issuance of debt securities. In the event that the Fund determines in the future to utilize investment leverage, there can be no assurance that such a leveraging strategy will be successful during any period in which it is employed. Leverage creates risks for common shareholders, including the likelihood of greater volatility of net asset value and market price of the common shares and the risk that fluctuations in distribution rates on any preferred shares or fluctuations in borrowing costs may affect the return to common shareholders. To the extent the income derived from securities purchased with proceeds received from leverage exceeds the cost of leverage, the Fund’s distributions will be greater than if leverage had not been used. Conversely, if the income from the securities purchased with such proceeds is not sufficient to cover the cost of leverage, the amount available for distribution to common shareholders will be less than if leverage had not been used. In the latter case, Eaton Vance, in its best judgment, may nevertheless determine to maintain the Fund’s leveraged position if it deems such action to be appropriate. The costs of an offering of preferred shares and/or a borrowing program would be borne by common shareholders and consequently would result in a reduction of the net asset value of common shares. In addition, the advisory fees paid to Eaton Vance will be calculated on the basis of the Fund’s average daily gross assets, including proceeds from the issuance of preferred shares and/or borrowings, so the fees will be higher when leverage is utilized. In this regard, holders of preferred shares do not bear the investment adviser fee. Rather, common shareholders bear the portion of the investment adviser fee attributable to the assets purchased with the proceeds of the preferred shares offering.

Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Management Risk.
The Fund is subject to management risk because it is actively managed. Eaton Vance, Parametric and the individual portfolio managers invest the assets of the Fund as they deem appropriate in implementing the Fund’s investment strategy. Accordingly, the success of the Fund depends upon the investment skills and analytical abilities of Eaton Vance and the individual portfolio managers to develop and effectively implement strategies that achieve the Fund’s investment objectives. There is no assurance that Eaton Vance and the individual portfolio managers will be successful in developing and implementing the Fund’s investment strategy. Subjective decisions made by Eaton Vance and the individual portfolio managers may cause the Fund to incur losses or to miss profit opportunities.

Risks Associated with Active Management [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Associated with Active Management.
The success of the Fund’s investment strategy depends on portfolio management’s successful application of analytical skills and investment judgment. Active management involves subjective decisions and there is no guarantee that such decisions will produce the desired results or expected returns.

Recent Market Conditions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Recent Market Conditions.
Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be diminishing, which may impact such economies and markets in ways that cannot be foreseen at this time.
The U.S. government and the U.S. Federal Reserve, as well as certain foreign governments and central banks, have from time to time taken steps to support financial markets. The U.S. government and the U.S. Federal Reserve may, conversely, reduce market support activities, including by taking action intended to increase certain interest rates. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. Changes in government activities in this regard, such as changes in interest rate policy, can negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests.
Some countries, including the United States, have adopted more protectionist trade policies. Slowing global
economic growth, the rise in protectionist trade policies, changes to some major international trade agreements, risks associated with the trade agreement between the United Kingdom and the European Union, and the risks associated with trade negotiations between the United States and China, could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, the current strength of the U.S. dollar may decrease foreign demand for U.S. assets, which could have a negative impact on certain issuers and/or industries.
Regulators in the United States have proposed and adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly adopted regulations is not currently known. Additionally, it is not currently known whether any of the proposed regulations will be adopted. However, due to the scope of regulations being proposed and adopted, certain of these changes to regulation could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for it to operate, or adversely impact performance.
Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East, or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.
There is widespread concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impact of climate change in ways that cannot be foreseen. The impact of legislation, regulation and international accords related to climate change may negatively impact certain issuers and/or industries.

Cybersecurity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Cybersecurity Risk.
With the increased use of technologies by Fund service providers to conduct business, such as the Internet, the Fund is susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cybersecurity failures by or breaches of the Fund’s investment adviser or administrator and other service providers (including, but not limited to, the custodian or transfer agent), and the issuers of securities in which the Fund invests, may disrupt and otherwise adversely affect their business operations. This may result in financial losses to the Fund, impede Fund trading, interfere with the Fund’s ability to calculate its net asset value, interfere with the Fund’s ability to transact business or cause violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Geopolitical Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Geopolitical Risk.
The increasing interconnectivity between global economies and markets increases the likelihood that events or conditions in one country, region, sector, industry or market or with respect to one company, may adversely impact issuers in a different country, region, sector, industry or market. For example, adverse developments in the banking or financial services sector could impact companies operating in various sectors or industries and adversely impact the Fund’s investments. Securities in a Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political discord, war or debt crises and downgrades, among others, may result in market volatility and may have short and/or long term effects on both the U.S. and global financial markets. Other financial, economic and other global market and social developments or disruptions may result in similar adverse circumstances, and it is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Such global events may negatively impact broad segments of businesses and populations, cause a significant negative impact on the performance of the Fund’s investments, adversely affect and increase the volatility of the Fund’s share price and/or exacerbate pre-existing political, social and economic risks to the Fund. The Fund’s operations may be interrupted and any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. There is a risk that you may lose money by investing in the Fund.

AntiTakeover Provisions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Anti-Takeover Provisions.
The Fund’s Agreement and Declaration of Trust and Amended and Restated By-Laws include provisions that could have the effect of making it more difficult to acquire control of the Fund and/or to change the composition of its Board.

Market Disruption [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Disruption.
Global instability, war, geopolitical tensions and terrorist attacks in the United States and around the world have previously resulted, and may continue to result in market volatility and may have long-term effects on the United States and worldwide financial markets and may cause further economic uncertainties in the United States and worldwide. The Fund cannot predict the effects of significant future events on the global economy and securities markets. A similar disruption of the financial markets could impact interest rates, auctions, secondary trading, ratings, credit risk, inflation and other factors relating to the common shares.

General Fund Investing Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
General Fund Investing Risk.
The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objectives. It is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Interest Rate Risk.
The premiums from writing index call options and the amounts available for distribution from the Fund’s options activity may decrease in declining interest rate environments. Any preferred stocks paying fixed dividend rates in which the Fund invests, will likely change in value as market interest rates change. When interest rates rise, the market value of such securities generally will fall. To the extent that the Fund invests in preferred stocks, the net asset value and price of the Fund’s common shares may decline if market interest rates rise. During periods of declining interest rates, an issuer of preferred stock may exercise its option to redeem securities prior to maturity, forcing the Fund to reinvest in lower yielding securities. This is known as call risk. During periods of rising interest rates, the average life of
certain types of securities may be extended because of slower than expected payments. This may lock in a below market yield, increase the security’s duration, and reduce the value of the security. This is known as extension risk. The value of the Fund’s common stock investments may also be influenced by changes in interest rates.

Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]										Percentage of net assets attributable to common shares
General Description of Registrant [Abstract]
Lowest Price or Bid		$ 13.72	$ 13.62	$ 11.53	$ 13.21	$ 13.61	$ 12.65	$ 12.52	$ 12.17
Highest Price or Bid		14.56	14.27	13.87	14.63	14.58	13.91	13.67	13.13
Lowest Price or Bid, NAV		14.95	14.51	12.6	13.87	14.47	13.35	13.4	13.09
Highest Price or Bid, NAV		$ 15.54	$ 15.21	$ 14.49	$ 15.24	$ 15.33	$ 14.52	$ 14.26	$ 13.98
Highest Price or Bid, Premium (Discount) to NAV [Percent]		(6.31%)	(6.18%)	(4.28%)	(4.00%)	(4.89%)	(4.20%)	(4.14%)	(6.08%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]		(8.23%)	(6.13%)	(8.49%)	(4.76%)	(5.94%)	(5.24%)	(6.57%)	(7.03%)
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]										Common Shares
Outstanding Security, Authorized [Shares]										116,754,568

[1]	If common shares are sold to or through underwriters, the Prospectus Supplement will set forth any applicable sales load.
[2]	You will be charged a $5.00 service charge and pay brokerage charges if you direct the plan agent to sell your common shares held in a dividend reinvestment account.
[3]	Eaton Vance Management (“EVM”) will pay the expenses of the offering (other than the applicable commissions); therefore, offering expenses are not included in the Summary of Fund Expenses. Offering expenses generally include, but are not limited to, the preparation, review and filing with the SEC of the Fund’s registration statement (including its current Prospectus Supplement, the accompanying Prospectus and Statement of Additional Information (“SAI”)), the preparation, review and filing of any associated marketing or similar materials, costs associated with the printing, mailing or other distribution of its current Prospectus Supplement, the accompanying Prospectus, SAI and/or marketing materials, associated filing fees, stock exchange listing fees, and legal and auditing fees associated with the offering.
[4]	Stated as a percentage of average net assets attributable to common shares for the year ended December 31, 2025.
[5]	The investment adviser fee paid by the Fund to EVM is based on the average daily gross assets of the Fund, including all assets attributable to any form of investment leverage that the Fund may utilize. Accordingly, if the Fund were to utilize investment leverage in the future, the investment adviser fee will increase as a percentage of net assets.
[6]	The shares of the Fund often trade at a discount or premium to their net asset value. The discount or premium may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to https://funds.eatonvance.com/closed-end-fund-prices.php.